Fees Summary	Nov. 03, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,604,000
Previously Paid Amount	0.00
Total Fee Amount	487.55
Total Offset Amount	0.00
Net Fee	487.55
Narrative - Max Aggregate Offering Price	$ 5,604,000
Final Prospectus	true